Basis of Preparation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Basis Of Presentation And Summary Of Significant Accounting Policies [Abstract]
Schedule of Computation of Original and Restated Basic and Diluted Loss Per Share

The restatement for each period is summarized in the tables below:

(In thousands of Euro, except share and per share amounts)	2020 As previously reported(1)	Error Correction	2020 As restated

Loss for the year	(5,749)	-	(5,749)
Weighted average number of ordinary shares(2)	5,000,000	(676,230)	4,323,770
Basic and diluted loss per share(2)	(1.15)	(0.18)	(1.33)
Weighted average number of ordinary shares - as recast(3)	10,653,636	(1,440,861)	9,212,775
Basic and diluted loss per share - as recast(3)	(0.54)	(0.08)	(0.62)

(In thousands of Euro, except share and per share amounts)	2021 As previously reported(1)	Error Correction	2021 As restated

Loss for the year	(28,599)	-	(28,599)
Weighted average number of ordinary shares(2)	11,325,442	(232,355)	11,093,087
Basic and diluted loss per share(2)	(2.53)	(0.05)	(2.58)
Weighted average number of ordinary shares - as recast(3)	24,131,427	(495,086)	23,636,341
Basic and diluted loss per share - as recast(3)	(1.19)	(0.02)	(1.21)

(In thousands of Euro, except share and per share amounts)	2022 As previously reported(1)	Error Correction	2022 As restated

Loss for the year	(78,052)	-	(78,052)
Weighted average number of ordinary shares	81,559,780	(41,931,692)	39,628,088
Basic and diluted loss per share	(0.96)	(1.01)	(1.97)
Weighted average number of ordinary shares - as recast(3)	81,559,780	(41,931,692)	39,628,088
Basic and diluted loss per share - as recast(3)	(0.96)	(1.01)	(1.97)

(1)
Represents the figures as reported in the Company's Original Form 20-F.
(2)
Does not reflect the impact of the exchange ratio adjustment of approximately 2.13 as disclosed in Note 21 – Loss per Share.
(3)
Recast for the exchange ratio of approximately 2.13 as disclosed in Note 21 – Loss per Share.